financial instruments - Market risks (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (2)	$ (2)
Other comprehensive income sensitivity to increase in risk variable	(2)	2
Comprehensive income sensitivity to increase in risk variable	(4)
Net income sensitivity to decrease in risk variable	2	2
Other comprehensive income sensitivity to decrease in risk variable	3	(1)
Comprehensive income sensitivity to decrease in risk variable	5	1
Canadian Dollars | Currency risk
Market risks
Net income sensitivity to increase in risk variable		(1)
Other comprehensive income sensitivity to increase in risk variable	(80)	(33)
Comprehensive income sensitivity to increase in risk variable	(80)	(34)
Net income sensitivity to decrease in risk variable		1
Other comprehensive income sensitivity to decrease in risk variable	80	33
Comprehensive income sensitivity to decrease in risk variable	80	34
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(2)	(2)
Other comprehensive income sensitivity to increase in risk variable	93	61
Comprehensive income sensitivity to increase in risk variable	91	59
Net income sensitivity to decrease in risk variable	2	2
Other comprehensive income sensitivity to decrease in risk variable	(98)	(63)
Comprehensive income sensitivity to decrease in risk variable	$ (96)	$ (61)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	$ (95)	$ (59)
Comprehensive income sensitivity to increase in risk variable	(95)	(59)
Other comprehensive income sensitivity to decrease in risk variable	101	62
Comprehensive income sensitivity to decrease in risk variable	$ 101	$ 62
Equity contributed, Common shares
Market risks
Data period for share price volatility	12 months	12 months
Share price volatility for sensitivity analysis (as a per cent)	9.90%	10.90%
Equity contributed, Common shares | Other market risk
Market risks
Percentage of reasonably possible changes in market risk variable	25.00%	25.00%
Net income sensitivity to increase in risk variable	$ (5)
Other comprehensive income sensitivity to increase in risk variable	5	$ (1)
Comprehensive income sensitivity to increase in risk variable		(1)
Net income sensitivity to decrease in risk variable	13	5
Other comprehensive income sensitivity to decrease in risk variable	(5)	1
Comprehensive income sensitivity to decrease in risk variable	$ 8	$ 6